Income Taxes - Income(Loss) Before Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Foreign income before income taxes	$ 56,287,000	$ 0
Income before taxes	$ 56,287,000	$ 54,876,000